Segment Reporting (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting
Schedule of reconciliation of reported segment net loss to the statement of operations

	Three Months Ended March 31,
(in thousands)	2026	2025
Research and development
Wages, benefits, and other payroll	$1,458	$3,589
Third-party costs	2,432	3,794
Share-based compensation	142	244
Depreciation and amortization	61	110
Total research and development expenses	4,093	7,737
General and administrative
Wages, benefits, and other payroll	1,891	2,790
Third-party costs	2,415	2,603
Share-based compensation	414	614
Depreciation and amortization	67	78
Total general and administrative expenses	4,787	6,085
Impairment of long-lived assets	—	2,637
Net gain on lease termination	(633)	—
Loss from operations	(8,247)	(16,459)
Other income (expense), net	688	1,054
Net loss	$(7,559)	$(15,405)

	Year Ended December 31,
(in thousands)	2025	2024
Research and development
Wages, benefits, and other payroll	$7,462	$12,265
Third-party costs	14,532	22,691
Share-based compensation	842	2,529
Depreciation and amortization	440	2,694
Total research and development expenses	23,276	40,179
General and administrative
Wages, benefits, and other payroll	7,784	9,255
Third-party costs	9,644	12,055
Share-based compensation	2,159	3,291
Depreciation and amortization	288	387
Total general and administrative expenses	19,875	24,988
Impairment of long-lived assets	6,145	5,233
Loss from operations	49,296	70,400
Other (income) expense, net	(3,774)	(5,633)
Net loss	$45,522	$64,767